Interest Rate Benchmark Reform	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
Interest Rate Benchmark Reform	41. INTEREST RATE BENCHMARK REFORM
Santander UK continues to work with customers and counterparties to transition any remaining agreements referencing 3-month synthetic LIBOR before that setting ends on 31 March 2024. At 31 December 2023, these represent an insignificant element of Santander UK’s exposures and there are no remaining exposures which reference other LIBOR settings.
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2023 and 31 December 2022 affected by
IBOR reform that have yet to transition to an alternative benchmark interest rate.

			Group
	GBP LIBOR	USD LIBOR	Total
2023	£m	£m	£m
Assets
Financial assets at amortised cost	6	—	6
	6	—	6

2022
Assets
Derivatives	—	1,665	1,665
Financial assets at amortised cost	76	57	133
	76	1,722	1,798
Liabilities
Derivatives	66	1,846	1,912
	66	1,846	1,912
Off-balance sheet commitments given	2	—	2